THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
CONCENTRATED EMERGING MARKETS ESG OPPORTUNITIES FUND
July 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.6%
	Shares	Value
BRAZIL — 1.6%
Dexco	375,339	$485,088

CHINA — 22.9%
Baidu, Cl A *	55,142	611,393
China International Capital, Cl H	478,203	533,002
China Mengniu Dairy	316,253	529,184
Great Wall Motor, Cl H	707,712	966,295
Haier Smart Home, Cl A	312,857	1,022,859
JD.com, Cl A	61,026	804,665
Ping An Insurance Group of China, Cl H	203,828	885,148
Tingyi Cayman Islands Holding	647,701	789,739
Xinyi Glass Holdings	746,089	788,137
		6,930,422

COLOMBIA — 2.2%
Bancolombia ADR	20,264	675,196

HONG KONG — 5.9%
ASMPT	63,057	659,296
Hang Lung Properties	759,976	557,285
Sino Biopharmaceutical	1,587,545	569,293
		1,785,874

INDIA — 5.3%
IndusInd Bank	44,374	758,454
UPL	122,899	841,395
		1,599,849

MALAYSIA — 3.5%
Petronas Chemicals Group	376,537	475,492
Public Bank	639,835	586,576
		1,062,068

MEXICO — 1.4%
Fibra Uno Administracion ‡	330,471	420,383

SAUDI ARABIA — 2.2%
Saudi National Bank	65,222	659,027

SOUTH AFRICA — 4.6%
Absa Group	64,693	568,815
Sibanye Stillwater	732,143	836,028
		1,404,843

SOUTH KOREA — 19.4%
Amorepacific	10,237	1,360,634
HL Mando	23,778	678,299
Korea Investment Holdings	12,857	690,760
Shinhan Financial Group	26,435	1,162,636
SK Hynix	8,284	1,188,121
SK Telecom	19,922	788,293
		5,868,743

TAIWAN — 15.5%
Bizlink Holding	112,281	1,310,748
Hiwin Technologies	132,420	814,386
Largan Precision	10,830	939,614
MediaTek	43,116	1,642,079
		4,706,827

THAILAND — 6.6%
Kasikornbank	217,627	803,888
Siam Cement	57,400	356,296
Thai Union Group, Cl F	2,060,704	839,391
		1,999,575

UNITED ARAB EMIRATES — 2.2%
First Abu Dhabi Bank PJSC	183,944	653,665

COMMON STOCK — (continued)
	Shares	Value
VIETNAM — 2.3%
Vietnam Dairy Products JSC	243,907	$691,809

TOTAL COMMON STOCK
(Cost $29,100,020)		28,943,369

PREFERRED STOCK — 2.1%

BRAZIL — 2.1%
Banco Bradesco (A)	292,785	642,909

TOTAL PREFERRED STOCK
(Cost $802,651)		642,909

TOTAL INVESTMENTS— 97.7%
(Cost $29,902,671)		$29,586,278

Percentages are based on Net Assets of $30,295,403.
*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	There is currently no rate available.

ADR — American Depositary Receipt
Cl — Class
JSC — Joint-Stock Company

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
CREDIT OPPORTUNITIES FUND
July 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 71.5%
	Face Amount	Value
COMMUNICATION SERVICES — 4.1%
CCO Holdings
7.375%, 03/01/2031 (A)	$750,000	$757,365
4.750%, 03/01/2030 (A)	1,000,000	895,253
CSC Holdings
11.750%, 01/31/2029 (A)	250,000	225,998
4.625%, 12/01/2030 (A)	1,000,000	395,036
4.125%, 12/01/2030 (A)	750,000	519,269
LCPR Senior Secured Financing DAC
5.125%, 07/15/2029 (A)	1,000,000	832,050
		3,624,971

CONSUMER DISCRETIONARY — 8.8%
Adient Global Holdings
8.250%, 04/15/2031 (A)	1,000,000	1,051,378
Allied Universal Holdco
7.875%, 02/15/2031 (A)	640,000	651,141
4.625%, 06/01/2028 (A)	125,000	115,216
Boost Newco Borrower
7.500%, 01/15/2031 (A)	250,000	263,318
Caesars Entertainment
6.500%, 02/15/2032 (A)	500,000	506,598
Cougar JV Subsidiary
8.000%, 05/15/2032 (A)	35,000	36,622
Goodyear Tire & Rubber
5.625%, 04/30/2033	500,000	460,106
Ken Garff Automotive
4.875%, 09/15/2028 (A)	600,000	567,321
Lithia Motors
4.375%, 01/15/2031 (A)	500,000	448,786
3.875%, 06/01/2029 (A)	250,000	227,046
PetSmart
7.750%, 02/15/2029 (A)	500,000	485,286
Raising Cane's Restaurants
9.375%, 05/01/2029 (A)	250,000	269,891
Tenneco
8.000%, 11/17/2028 (A)	1,250,000	1,134,452
Upbound Group
6.375%, 02/15/2029 (A)	1,000,000	978,319
Williams Scotsman
6.625%, 06/15/2029 (A)	500,000	509,145
		7,704,625

CONSUMER STAPLES — 4.0%
Ashton Woods USA
6.625%, 01/15/2028 (A)	250,000	251,264
4.625%, 04/01/2030 (A)	500,000	456,436
Champions Financing
8.750%, 02/15/2029 (A)	32,000	32,638
Darling Ingredients
6.000%, 06/15/2030 (A)	1,000,000	992,255
Energizer Holdings
6.500%, 12/31/2027 (A)	50,000	50,269
STL Holding
8.750%, 02/15/2029 (A)	320,000	333,154

CORPORATE OBLIGATIONS — (continued)
	Face Amount	Value
CONSUMER STAPLES — (continued)
United Natural Foods
6.750%, 10/15/2028 (A)	$1,500,000	$1,370,293
		3,486,309

ENERGY — 2.9%
CQP Holdco
5.500%, 06/15/2031 (A)	1,073,000	1,029,155
Genesis Energy
8.875%, 04/15/2030	250,000	264,681
Global Partners
8.250%, 01/15/2032 (A)	500,000	513,627
7.000%, 08/01/2027	750,000	755,770
		2,563,233

FINANCIALS — 13.6%
Aretec Group
10.000%, 08/15/2030 (A)	750,000	799,644
Bread Financial Holdings
9.750%, 03/15/2029 (A)	750,000	804,129
Burford Capital Global Finance
9.250%, 07/01/2031 (A)	1,790,000	1,907,372
Freedom Mortgage
12.000%, 10/01/2028 (A)	500,000	537,965
6.625%, 01/15/2027 (A)	500,000	490,095
Freedom Mortgage Holdings
9.125%, 05/15/2031 (A)	1,000,000	983,750
Ladder Capital Finance Holdings LLLP
7.000%, 07/15/2031 (A)	250,000	255,872
Nationstar Mortgage Holdings
6.500%, 08/01/2029 (A)	660,000	659,026
5.500%, 08/15/2028 (A)	250,000	242,803
OneMain Finance
9.000%, 01/15/2029	500,000	530,142
PROG Holdings
6.000%, 11/15/2029 (A)	2,000,000	1,923,924
Rithm Capital
8.000%, 04/01/2029 (A)	1,000,000	991,286
6.250%, 10/15/2025 (A)	1,750,000	1,748,734
		11,874,742

HEALTH CARE — 3.3%
Bausch Health
6.125%, 02/01/2027 (A)	250,000	212,607
5.250%, 01/30/2030 (A)	750,000	378,750
4.875%, 06/01/2028 (A)	250,000	192,525
Bausch Health Americas
8.500%, 01/31/2027 (A)	446,000	330,040
Concentra Escrow Issuer
6.875%, 07/15/2032 (A)	165,000	170,002
LifePoint Health
11.000%, 10/15/2030 (A)	125,000	140,294
Pediatrix Medical Group
5.375%, 02/15/2030 (A)	500,000	454,168
Sotera Health Holdings
7.375%, 06/01/2031 (A)	750,000	765,038

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
CREDIT OPPORTUNITIES FUND
July 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — (continued)
	Face Amount	Value
HEALTH CARE — (continued)
Star Parent
9.000%, 10/01/2030 (A)	$250,000	$266,789
		2,910,213

INDUSTRIALS — 12.5%
American Airlines
5.500%, 04/20/2026 (A)	437,500	434,571
Ardagh Metal Packaging Finance USA
6.000%, 06/15/2027 (A)	125,000	124,254
Clean Harbors
6.375%, 02/01/2031 (A)	125,000	126,415
Dycom Industries
4.500%, 04/15/2029 (A)	800,000	755,845
Enviri
5.750%, 07/31/2027 (A)	757,000	734,483
Gates
6.875%, 07/01/2029 (A)	300,000	305,478
ILFC E-Capital Trust I
7.159%, TSFR3M + 1.812%, 12/21/2065 (A)(B)	2,455,000	2,037,808
ILFC E-Capital Trust II
7.409%, TSFR3M + 2.062%, 12/21/2065 (A)(B)	1,000,000	844,377
Interface
5.500%, 12/01/2028 (A)	1,324,000	1,277,876
ITT Holdings
6.500%, 08/01/2029 (A)	1,000,000	938,341
Reworld Holding
4.875%, 12/01/2029 (A)	1,125,000	1,028,741
SPX FLOW
8.750%, 04/01/2030 (A)	250,000	260,485
Waste Pro USA
5.500%, 02/15/2026 (A)	750,000	743,603
WESCO Distribution
6.625%, 03/15/2032 (A)	640,000	651,955
6.375%, 03/15/2029 (A)	640,000	648,278
		10,912,510

INFORMATION TECHNOLOGY — 1.6%
Entegris
5.950%, 06/15/2030 (A)	500,000	498,834
Total Play Telecomunicaciones
6.375%, 09/20/2028 (A)	1,500,000	918,970
		1,417,804

MATERIALS — 12.8%
Ardagh Metal Packaging Finance USA
4.000%, 09/01/2029 (A)	1,000,000	849,356
Arsenal AIC Parent
8.000%, 10/01/2030 (A)	250,000	265,987
Avient
7.125%, 08/01/2030 (A)	500,000	513,376
Axalta Coating Systems
3.375%, 02/15/2029 (A)	500,000	455,139

CORPORATE OBLIGATIONS — (continued)
	Face Amount	Value
MATERIALS — (continued)
Chemours
4.625%, 11/15/2029 (A)	$1,500,000	$1,313,819
Graham Packaging
7.125%, 08/15/2028 (A)	500,000	487,358
Graphic Packaging International
3.750%, 02/01/2030 (A)	750,000	680,766
INEOS Finance
7.500%, 04/15/2029 (A)	640,000	651,475
Kaiser Aluminum
4.500%, 06/01/2031 (A)	500,000	443,039
LABL
9.500%, 11/01/2028 (A)	375,000	378,841
8.250%, 11/01/2029 (A)	375,000	328,565
5.875%, 11/01/2028 (A)	250,000	230,868
Mativ Holdings
6.875%, 10/01/2026 (A)	1,500,000	1,498,036
Mauser Packaging Solutions Holding
7.875%, 04/15/2027 (A)	1,050,000	1,083,634
Panther Escrow Issuer
7.125%, 06/01/2031 (A)	500,000	513,055
Polar US Borrower
6.750%, 05/15/2026 (A)	2,000,000	557,000
TMS International
6.250%, 04/15/2029 (A)	1,000,000	928,311
		11,178,625

REAL ESTATE — 6.8%
Cushman & Wakefield US Borrower
8.875%, 09/01/2031 (A)	1,000,000	1,075,553
Greystar Real Estate Partners
7.750%, 09/01/2030 (A)	1,000,000	1,060,382
Howard Hughes
4.375%, 02/01/2031 (A)	2,000,000	1,787,573
Iron Mountain
5.625%, 07/15/2032 (A)	250,000	241,089
5.250%, 07/15/2030 (A)	500,000	481,206
4.875%, 09/15/2029 (A)	250,000	238,863
Newmark Group
7.500%, 01/12/2029	655,000	687,653
Service Properties Trust
8.625%, 11/15/2031 (A)	375,000	398,463
		5,970,782

UTILITIES — 1.1%
Vistra
7.000%, H15T5Y + 5.740%(A)(B)(C)	1,000,000	1,005,744

TOTAL CORPORATE OBLIGATIONS
(Cost $64,948,778)		62,649,558

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
CREDIT OPPORTUNITIES FUND
July 31, 2024 (Unaudited)

REGISTERED INVESTMENT COMPANY — 22.0%
	Shares	Value
Barrow Hanley Floating Rate Fund †	1,944,704	$19,275,902
TOTAL REGISTERED INVESTMENT COMPANY
(Cost $19,193,159)		19,275,902

ASSET-BACKED SECURITIES — 1.3%
	Face Amount
OTHER ASSET-BACKED SECURITIES — 1.3%

Empower CLO, Ser 2023-2A, Cl D
10.701%, TSFR3M + 5.400%, 07/15/2036 (A)(B)	$500,000	517,389
Katayma CLO II, Ser 2024-2A, Cl E
12.618%, TSFR3M + 7.330%, 04/20/2037 (A)(B)	250,000	252,699
PPM CLO 7, Ser 2024-7A, Cl E
12.071%, TSFR3M + 6.750%, 07/20/2037 (A)(B)	400,000	395,562

TOTAL ASSET-BACKED SECURITIES
(Cost $1,147,517)		1,165,650

TOTAL INVESTMENTS— 94.8%
(Cost $85,289,454)		$83,091,110

Percentages are based on Net Assets of $87,615,894.
†	Investment in Affiliated Security.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2024, the value of these securities amounted to $61,116,856, representing 69.8% of the Net Assets of the Fund.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	Perpetual security with no stated maturity date.

Cl — Class
CLO — Collateralized Loan Obligation
DAC — Designated Activity Company
H15T5Y— U.S. Treasury Yield Curve Rate T Note Constant Maturity 5 Year Ser — Series
SPX — Standard & Poor's 500 Index
TSFR3M — Term Secured Overnight Financing Rate 3 Months

 The following is a summary of the Fund’s transactions with affiliates for the period ended July 31, 2024:

Security Description	Value 10/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 7/31/2024	Income	Capital Gains
Barrow Hanley Floating Rate Fund	$24,237,159	$1,439,519	$(7,000,000)	$(29,570)	$628,794	$19,275,902	$1,439,518	$—

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
EMERGING MARKETS VALUE FUND
July 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.3%
	Shares	Value
BRAZIL — 2.7%
Dexco	36,870	$47,651
TIM	11,428	35,095
		82,746

CHINA — 24.4%
Autohome ADR	2,234	55,716
Baidu, Cl A *	6,211	68,865
China International Capital, Cl H	34,787	38,773
China Mengniu Dairy	23,147	38,732
China Merchants Bank, Cl H	18,288	75,801
China Oilfield Services, Cl H	34,590	30,470
China Petroleum & Chemical, Cl H	67,569	43,304
ENN Energy Holdings	6,449	45,125
Great Wall Motor, Cl H	37,067	50,611
Haier Smart Home, Cl A	13,018	42,561
JD.com, Cl A	4,266	56,250
Ping An Insurance Group of China, Cl H	13,498	58,617
Tingyi Cayman Islands Holding	40,521	49,407
Xinyi Glass Holdings	47,223	49,884
Xinyi Solar Holdings	59,207	28,092
		732,208

COLOMBIA — 1.6%
Bancolombia ADR	1,431	47,681

HONG KONG — 3.8%
ASMPT	3,694	38,623
Hang Lung Properties	37,200	27,279
Sino Biopharmaceutical	132,240	47,421
		113,323

HUNGARY — 1.1%
OTP Bank Nyrt	632	32,397

INDIA — 7.3%
Axis Bank	5,166	72,166
IndusInd Bank	4,013	68,591
UPL	11,392	77,992
		218,749

INDONESIA — 2.7%
Astra International	183,151	53,241
Telkom Indonesia Persero	162,400	28,843
		82,084

MACAO — 1.2%
Sands China *	18,981	35,582

MALAYSIA — 2.5%
Petronas Chemicals Group	27,560	34,803
Public Bank	44,920	41,181
		75,984

MEXICO — 2.1%
Fibra Uno Administracion ‡	20,267	25,781
Grupo Financiero Banorte, Cl O	4,813	36,143
		61,924

PHILIPPINES — 1.3%
BDO Unibank	16,945	39,860

RUSSIA — 0.0%
Alrosa PJSC (A)	12,058	–
Moscow Exchange MICEX-RTS PJSC (A)	8,812	–
		–

COMMON STOCK — (continued)
	Shares	Value
SOUTH AFRICA — 4.5%
Absa Group	5,690	$50,029
Gold Fields	2,306	40,147
Sibanye Stillwater	39,821	45,471
		135,647

SOUTH KOREA — 16.7%
Amorepacific	373	49,577
HL Mando	2,083	59,420
Korea Electric Power *	2,010	29,008
Korea Investment Holdings	1,338	71,886
Samsung Electro-Mechanics	391	45,709
Shinhan Financial Group	1,507	66,279
SK Hynix	557	79,887
SK Telecom	1,388	54,922
S-Oil	948	46,766
		503,454

TAIWAN — 13.5%
Bizlink Holding	12,176	142,140
Hiwin Technologies	8,571	52,712
Largan Precision	944	81,902
MediaTek	3,392	129,185
		405,939

THAILAND — 8.2%
Kasikornbank	12,672	46,809
PTT Exploration & Production PCL	20,281	83,389
Siam Cement	4,547	28,225
Thai Beverage PCL	118,591	44,783
Thai Union Group, Cl F	103,963	42,347
		245,553

UNITED ARAB EMIRATES — 1.7%
First Abu Dhabi Bank PJSC	14,160	50,319

TOTAL COMMON STOCK
(Cost $2,999,843)		2,863,450

PREFERRED STOCK — 1.4%

BRAZIL — 1.4%
Banco Bradesco (B)	19,526	42,876

TOTAL PREFERRED STOCK
(Cost $53,263)		42,876

TOTAL INVESTMENTS— 96.7%
(Cost $3,053,106)		$2,906,326

Percentages are based on Net Assets of $3,006,221.
*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	There is currently no rate available.

ADR — American Depositary Receipt
Cl — Class
PJSC — Public Joint-Stock Company

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
FLOATING RATE FUND
July 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
BANK LOAN OBLIGATIONS — 86.3%
	Face Amount	Value
AEROSPACE AND DEFENSE — 1.7%
Cobham Ultra SeniorCo S.a r.l., Facility B (USD), 1st Lien
9.363%, CME Term SOFR + 3.750%, 08/03/2029(A)	$776,278	$753,960
Peraton Corp., Term B Loan, 1st Lien
9.183%, CME Term SOFR + 3.500%, 02/01/2028(A)	935,472	935,080
		1,689,040

AUTOMOBILE — 2.5%
Adient US LLC Term B-2 Loan
8.094%, CME Term SOFR + 2.750%, 01/31/2031(A)	1,120,256	1,125,229
Champions Holdco, Inc., Initial Term Loan, 1st Lien
10.080%, CME Term SOFR + 4.750%, 02/06/2029(A)	390,000	386,264
Tenneco Inc., Term Loan B 1st Lien
10.469%, CME Term SOFR + 3.250%, 11/17/2028(A)	997,184	946,797
10.435%, CME Term SOFR + 4.500%, 11/17/2028(A)	2,816	2,673
		2,460,963

BANKING — 1.3%
Nexus Buyer LLC, Amendment No. 5 Term Loan, 1st Lien
9.844%, CME Term SOFR + 4.500%, 12/13/2028(A)	997,500	997,001
Nexus Buyer LLC, Term Loan, 1st Lien
9.183%, CME Term SOFR + 3.750%, 11/09/2026(A)	328,735	324,833
		1,321,834

BEVERAGE, FOOD AND TOBACCO — 0.5%
Woof Holdings, Inc., Initial Term Loan, 1st Lien
9.360%, CME Term SOFR + 3.750%, 12/21/2027(A)	382,580	290,761
Woof Holdings, Inc., Term Loan, 2nd Lien
12.633%, CME Term SOFR + 7.250%, 12/21/2028(A)	395,000	192,562
		483,323

BROADCASTING AND ENTERTAINMENT — 1.4%
CSC Holdings, LLC, 2022 Refinancing Term Loan, 1st Lien
9.833%, CME Term SOFR + 4.250%, 01/18/2028(A)	778,150	746,059
CSC Holdings, LLC, September 2019 Initial Term Loan, 1st Lien
7.948%, Syn LIBOR + 2.500%, 04/15/2027(A)	775,784	660,022
		1,406,081

BANK LOAN OBLIGATIONS — (continued)
	Face Amount	Value
BUILDING AND DEVELOPMENT — 3.0%
Aegion Corporation, 2024 Replacement Term Loan
9.594%, CME Term SOFR + 4.250%, 05/17/2028(A)	$768,723	$771,129
Crown Subsea Communications Holdings, Inc Initial Term
10.080%, CME Term SOFR + 4.750%, 01/30/2031(A)	650,000	653,412
OEG Borrower, LLC, 2024 Refinancing Term Loan
8.835%, CME Term SOFR + 3.500%, 06/30/2031(A)	405,000	404,243
Potters Industries, LLC 2024 Incremental Term Loan
9.085%, CME Term SOFR + 3.750%, 12/14/2027(A)	1,146,847	1,152,225
		2,981,009

BUILDINGS AND REAL ESTATE — 0.7%
WireCo WorldGroup Inc., 2023 Refinancing Term Loan, 1st Lien
9.032%, CME Term SOFR + 3.750%, 10/27/2028(A)	667,101	668,769

BUSINESS EQUIPMENT & SERVICES — 1.9%
BIFM CA Buyer Inc. 2024 Term Loan (First Lien)
9.594%, CME Term SOFR + 4.250%, 05/31/2028(A)	750,769	753,584
Cotiviti, Inc. Initial Floating Rate Term Loan
8.593%, CME Term SOFR + 3.250%, 05/01/2031(A)	566,516	568,289
Emerald X Inc., Initial Term Loan
10.444%, CME Term SOFR + 5.000%, 06/02/2026(A)	391,050	392,638
Ensemble RCM, LLC, Term B Loan
8.252%, CME Term SOFR + 3.000%, 08/01/2029(B)	377	379
KUEHG Corp. Amendment No. 2 Term Loan
9.835%, CME Term SOFR + 4.500%, 06/12/2030(A)	196,513	197,424
		1,912,314

CHEMICALS, PLASTICS AND RUBBER — 5.1%
Chemours Company, The, Tranche B-3 US$ Term Loan, 1st Lien
8.844%, CME Term SOFR + 3.000%, 08/18/2028(A)	1,488,750	1,485,653
Momentive Performance Materials Inc. Initial Term Loan
9.844%, CME Term SOFR + 4.500%, 03/22/2028(A)	780,125	779,150
Nouryon Finance B.V. Tranche 1 Term Loan
8.826%, CME Term SOFR + 3.500%, 04/03/2028(A)	1,008,457	1,013,187

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
FLOATING RATE FUND
July 31, 2024 (Unaudited)

BANK LOAN OBLIGATIONS — (continued)
	Face Amount	Value
CHEMICALS, PLASTICS AND RUBBER — (continued)
Schenectady International Group, Inc., Initial Term Loan, 1st Lien
10.164%, CME Term SOFR + 4.750%, 10/15/2025(A)	$1,209,360	$961,442
W. R. Grace Holdings LLC, Initial Term Loan, 1st Lien
8.594%, CME Term SOFR + 3.750%, 09/22/2028(A)	770,668	773,750
		5,013,182

CONGLOMERATES — 1.0%
Heartland Dental, LLC, 2024 New Term Loan
9.844%, CME Term SOFR + 4.500%, 04/28/2028(A)	952,947	951,107

CONTAINERS & GLASS PRODUCTS — 0.3%
Mauser Packaging Solutions Holding Company, Term B-1 Loan
8.837%, CME Term SOFR + 3.500%, 04/15/2027(A)	280,867	281,687

CONTAINERS, PACKAGING AND GLASS — 1.0%
Pregis TopCo LLC, Initial Term Loan, 1st Lien
9.344%, CME Term SOFR + 3.750%, 07/31/2026(A)	437,708	439,350
ProAmpac PG Borrower LLC, 2024-1 Refinancing Term Loan, 1st Lien
9.322%, CME Term SOFR + 4.000%, 09/15/2028(A)	199,182	199,680
9.301%, CME Term SOFR + 4.000%, 09/15/2028(A)	298,321	299,067
		938,097

CONTAINERS, PACKAGING AND GLASS PRODUCTS — 0.6%
Five Star Lower Holding LLC, Initial Term Loan, 1st Lien
9.630%, CME Term SOFR + 5.000%, 05/05/2029(A)	388,088	362,214
Pregis TopCo LLC, Third Amendment Refinancing Term Loan, 1st Lien
9.197%, CME Term SOFR + 3.750%, 07/31/2026(A)	192,044	193,004
		555,218

DIVERSIFIED NATURAL RESOURCES, PRECIOUS METALS AND MINERALS — 1.5%
Mativ Holdings, Inc., Term B Loan, 1st Lien
9.197%, CME Term SOFR + 3.500%, 04/20/2028(A)	1,515,269	1,511,481

DIVERSIFIED/CONGLOMERATE MANUFACTURING — 1.2%
TK Elevator Midco GmbH, Facility B2 (USD), 1st Lien
8.791%, CME Term SOFR + 3.500%, 04/30/2030(A)	417,649	419,670

BANK LOAN OBLIGATIONS — (continued)
	Face Amount	Value
DIVERSIFIED/CONGLOMERATE MANUFACTURING — (continued)
8.588%, CME Term SOFR + 3.500%, 04/30/2030(A)	$727,072	$730,591
		1,150,261

DIVERSIFIED/CONGLOMERATE SERVICE — 7.4%
DXP Enterprises, Inc., 2023 Refinancing-Incremental Term Loan, 1st Lien
10.164%, CME Term SOFR + 5.250%, 10/11/2030(A)	784,075	788,780
Medline Borrower, LP, Refinancing Term Loan, 1st Lien
7.847%, CME Term SOFR + 2.750%, 10/23/2028(A)	703,396	705,464
Mercury Borrower, Inc., Initial Term Loan, 1st Lien
8.947%, CME Term SOFR + 3.750%, 08/02/2028(A)	1,565,316	1,565,316
Service Logic Acquisition, Inc., Closing Date Initial Term Loan, 1st Lien
9.574%, CME Term SOFR + 4.000%, 10/29/2027(A)	763,629	766,974
Sharp Services, LLC, Tranche C Term Loan, 1st Lien
9.085%, CME Term SOFR + 3.750%, 12/31/2028(A)	772,215	776,077
TMS International Corporation, Term B-5 Loan, 1st Lien
9.594%, CME Term SOFR + 4.250%, 03/02/2030(A)	2,163,563	2,170,335
VT Topco Inc., Incremental Term Loan, 1st Lien
8.844%, CME Term SOFR + 3.500%, 08/09/2030(A)	497,503	501,025
		7,273,971

ECOLOGICAL SERVICES & EQUIPMENT — 0.4%
TMF Sapphire Bidco B.V. New Facility B2 Loan (First Lien)
9.314%, CME Term SOFR + 4.000%, 05/03/2028(A)	393,025	393,516

ELECTRONICS — 3.9%
Ingram Micro Inc., Term Loan B
8.596%, CME Term SOFR + 3.000%, 06/30/2028(A)	257,311	258,811
MH SUB I LLC, 2023 May Incremental Term Loan
9.594%, CME Term SOFR + 3.250%, 05/03/2028(A)	2,546,504	2,539,883
Ultra Clean Holdings, Inc. Sixth Amendment Term Loan
8.844%, CME Term SOFR + 3.500%, 02/28/2028(A)	1,031,344	1,036,934
		3,835,628

ELECTRONICS/ELECTRICAL — 2.0%
Adeia Inc., Amendment No.3 Replacement Term Loan
8.345%, CME Term SOFR + 3.000%, 06/08/2028(A)	508,866	510,459

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
FLOATING RATE FUND
July 31, 2024 (Unaudited)

BANK LOAN OBLIGATIONS — (continued)
	Face Amount	Value
ELECTRONICS/ELECTRICAL — (continued)
Aretec Group, Inc. (fka RCS Capital Corporation), Term B-2 Loan
9.344%, CME Term SOFR + 4.000%, 08/09/2030(A)	$700,738	$688,475
Proofpoint Inc., 2024 Refinancing Term Loan (First Lien)
8.344%, CME Term SOFR + 3.000%, 08/31/2028(A)	773,414	775,525
		1,974,459

FINANCE (INCLUDING STRUCTURED PRODUCTS) — 5.8%
Chariot Buyer LLC, Initial Term Loan, 1st Lien
8.683%, CME Term SOFR + 3.750%, 11/03/2028(A)	778,030	776,303
Dermatology Intermediate Holdings III, Inc., Closing Date Term Loan, 1st Lien
9.502%, CME Term SOFR + 4.250%, 03/30/2029(A)	392,000	378,852
Fiserv Investment Solutions, Inc., Initial Term Loan, 1st Lien
9.372%, CME Term SOFR + 4.000%, 02/18/2027(A)	922,815	881,750
Global IID Parent LLC, Term B Loan, 1st Lien
10.110%, CME Term SOFR + 3.750%, 12/16/2028(A)	1,540,353	1,521,098
Greystone Select, Term Loan, 1st Lien
10.541%, CME Term SOFR + 5.000%, 06/16/2028(A)	379,260	376,416
KKR Apple Bidco, LLC, Amendment No. 1 Term Loan, 1st Lien
8.833%, CME Term SOFR + 4.500%, 09/22/2028(A)	779,170	780,634
MSP Law PLLC, Term Loan, 1st Lien
17.500%, 04/09/2025(C)	612,857	511,736
Osmosis Buyer Limited, 2024 Refinancing Term B Loan, 1st Lien
9.105%, CME Term SOFR + 4.750%, 07/31/2028(A)	501,970	503,295
		5,730,084

FINANCIAL INTERMEDIARIES — 4.8%
Dermatology Intermediate Holdings III, Inc., Term B-1 Loan
10.752%, CME Term SOFR + 5.500%, 03/30/2029	807,975	803,935
DRW Holdings, LLC, Term Loan (First Lien)
8.844%, 06/17/2031(B)	148,547	148,361

BANK LOAN OBLIGATIONS — (continued)
	Face Amount	Value
FINANCIAL INTERMEDIARIES — (continued)
Edelman Financial Engines Center, LLC, The - 2024 Refinancing Term Loan (Second Lien) - Assignment
10.594%, CME Term SOFR + 5.250%, 10/20/2028	$350,000	$350,175
Fleetpride, Inc., 2023 Incremental Term Loan
9.844%, CME Term SOFR + 3.500%, 09/29/2028(A)	496,250	495,019
Neon Maple/Pivotal Pay/Nuvei, Term Loam B-1 (First Lien)
0.000%, 07/18/2031(B)	810,000	807,975
Osaic Holdings, Inc., Term B-3 Loan
9.344%, CME Term SOFR + 4.000%, 08/17/2028(A)(B)	810,000	796,919
Russell Investments US Institutional Holdco, Inc. 2027 Rem Loan
11.752%, CME Term SOFR + 5.000%, 05/30/2027(A)	1,556,260	1,369,509
		4,771,893

FOOD SERVICE — 0.3%
Aspire Bakeries Holdings, LLC, Initial Term Loan
9.600%, CME Term SOFR + 4.250%, 12/13/2030(A)	335,307	335,447

FOOD/DRUG RETAILERS — 1.2%
United Natural Foods, Inc. 2024 Term Loan
10.094%, CME Term SOFR + 4.750%, 05/01/2031(A)	1,212,041	1,218,865

HEALTH CARE — 1.6%
Petco Health and Wellness Company, Inc., Initial Term Loan (First Lien)
8.846%, CME Term SOFR + 3.250%, 03/03/2028(A)	1,045,000	963,793
WCG Purchaser Corp., 2024 Refinancing Term Loan
8.844%, CME Term SOFR + 3.500%, 01/08/2027(A)	638,459	639,104
		1,602,897

HEALTHCARE, EDUCATION AND CHILDCARE — 6.2%
Bella Holding Company, LLC, Initial Term Loan, 1st Lien
9.183%, CME Term SOFR + 3.750%, 05/10/2028(A)(B)	1,173,177	1,173,834
Charlotte Buyer, Inc., Initial Term Loan B, 1st Lien
10.586%, CME Term SOFR + 5.250%, 02/11/2028(A)	781,090	784,831

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
FLOATING RATE FUND
July 31, 2024 (Unaudited)

BANK LOAN OBLIGATIONS — (continued)
	Face Amount	Value
HEALTHCARE, EDUCATION AND CHILDCARE — (continued)
LifePoint Health, Inc. 2024 Refinancing Term Loan (First Lien)
10.316%, CMR Term SOFR + 4.750%, 11/16/2028(A)	$1,493,297	$1,500,255
MED ParentCo, LP, Eigth Amendment Refinancing Term Loan, 1st Lien
9.344%, CME Term SOFR + 4.000%, 04/15/2031(A)	1,042,572	1,043,667
Star Parent, Inc., Term Loan
9.085%, CME Term SOFR + 3.000%, 09/27/2030(A)	498,750	499,259
Summit Behavioral Healthcare LLC, Tranche 1 Term Loan
9.597%, CME Term SOFR + 4.250%, 11/24/2028(A)	774,151	777,696
Zest Acquisition Corp., Term B-1 Loan, 1st Lien
10.183%, CME Term SOFR + 5.500%, 02/08/2028(A)	349,675	350,549
		6,130,091

HOME FURNISHINGS — 0.8%
Pactiv Evergreen Inc., Tranche B-4 U.S. Term Loan
7.844%, CME Term SOFR + 2.500%, 09/24/2028(A)	769,166	770,289

HOTELS, MOTELS, INNS AND GAMING — 0.6%
BRE/Everbright M6 Borrower LLC, Initial Term Loan, 1st Lien
10.436%, CME Term SOFR + 4.000%, 09/09/2026(A)	619,706	619,706

INDUSTRIAL EQUIPMENT — 2.5%
DS Parent Term Loan B 1st Lien
10.835%, CME Term SOFR + 5.500%, 01/31/2031(A)	1,000,000	989,060
Engineered Machinery Holdings, Inc., Incremental Amendment No. 3 Term Loan, 2nd Lien
11.596%, CME Term SOFR + 3.250%, 05/21/2029(A)	395,000	393,025
Filtration Group Corporation, 2021 Incremental Term Loan, 1st Lien
8.947%, CME Term SOFR + 3.250%, 10/21/2028(A)	845,591	849,938
Triton Water Holdings, Inc., Initial Term Loan, 1st Lien
8.860%, CME Term SOFR + 3.750%, 03/31/2028(A)	283,786	284,467
		2,516,490

BANK LOAN OBLIGATIONS — (continued)
	Face Amount	Value
INSURANCE — 4.4%
Acrisure, LLC 2024 Refinancing Term Loan
8.594%, PRIME + 2.250%, 11/06/2030(A)	$1,643,400	$1,640,902
8.344%, CME Term SOFR + 3.000%, 02/16/2027	405,000	404,356
Asurion, LLC, New B-11 Term Loan, 1st Lien
9.694%, CME Term SOFR + 4.250%, 08/19/2028(A)	437,783	435,752
Asurion, LLC, New B-4 Term Loan, 2nd Lien
10.680%, CME Term SOFR + 3.750%, 01/20/2029(A)	790,000	723,711
OneDigital Borrower LLC, Closing Date Term Loan (First Lien)
8.594%, CME Term SOFR + 3.250%, 07/02/2031	383,796	382,169
OneDigital Borrower LLC, Initial Loan (Second Lien)
10.594%, CME Term SOFR + 3.500%, 06/14/2031	810,000	805,950
		4,392,840

LODGING & CASINOS — 0.2%
Scientific Games Holdings LP, 2024 Refinancing Dollar Term Loan
8.318%, CME Term SOFR + 3.000%, 04/04/2029(A)	194,045	193,657

MACHINERY (NON-AGRICULTURE, NON-CONSTRUCTION AND NON-ELECTRONIC) — 5.6%
Alliance Laundry Systems LLC, Initial Term B Loan, 1st Lien
8.934%, CME Term SOFR + 3.500%, 10/08/2027(A)	8,506	8,549
8.899%, CME Term SOFR + 4.500%, 10/08/2027(A)	485,275	487,701
AZZ Inc., Initial Term Loan, 1st Lien
9.083%, CME Term SOFR + 3.250%, 05/13/2029(A)	811,119	816,529
Crosby US Acquisition Corp., Amendment No. 3 Replacement Term Loan, 1st Lien
9.344%, CME Term SOFR + 4.000%, 08/16/2029(A)	437,800	439,372
Engineered Machinery Holdings, Inc., Incremental Amendment No. 5 Term Loan, 1st Lien
9.346%, CME Term SOFR + 3.750%, 05/19/2028(A)	646,684	649,212
Filtration Group Corporation, 2023 Extended Dollar Term Loan
9.680%, CME Term SOFR + 4.250%, 10/21/2028(A)	195,525	196,503

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
FLOATING RATE FUND
July 31, 2024 (Unaudited)

BANK LOAN OBLIGATIONS — (continued)
	Face Amount	Value
MACHINERY (NON-AGRICULTURE, NON-CONSTRUCTION AND NON-ELECTRONIC) — (continued)
Gates Corporation, Initial B-4 Dollar Term Loan, 1st Lien
8.333%, CME Term SOFR + 4.250%, 11/16/2029(A)	$778,150	$779,200
Indicor, LLC - Tranche C Dollar Term Loan (First Lien)
8.585%, CME Term SOFR + 3.250%, 11/22/2029	780,164	781,467
Pro Mach Group, Inc., Closing Date Initial Term Loan, 1st Lien
9.470%, CME Term SOFR + 3.500%, 08/31/2028(A)	772,160	773,341
SPX Flow Inc., Term Loan (First Lein)
8.844%, CME Term SOFR + 3.500%, 04/05/2029	551,025	554,585
		5,486,459

PERSONAL AND NON-DURABLE CONSUMER PRODUCTS (MANUFACTURING ONLY) — 1.6%
ABG Intermediate Holdings 2 LLC, Tranche TLB-1 Term Loan, 1st Lien
8.933%, CME Term SOFR + 3.500%, 12/21/2028(A)	774,667	777,378
Hanesbrands Inc., Initial Tranche B Term Loan, 1st Lien
9.083%, CME Term SOFR + 4.250%, 03/08/2030(A)	780,125	781,592
		1,558,970

PERSONAL TRANSPORTATION — 0.9%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Initial Term Loan, 1st Lien
10.329%, CME Term SOFR + 3.750%, 04/20/2028(A)	888,750	918,354

PRINTING, PUBLISHING AND BROADCASTING — 3.6%
Fleet Midco I Limited, Facility B, 1st Lien
8.338%, CME Term SOFR + 3.250%, 02/21/2031(A)	444,686	444,685
LABL, Inc., Initial Dollar Term Loan, 1st Lien
10.433%, CME Term SOFR + 5.250%, 10/29/2028(A)	770,668	745,035
Magnite, Inc. Initial Term Loan
9.836%, CME Term SOFR + 4.500%, 02/06/2031(A)	445,205	447,432
Magnite, Inc., Term Loan B
9.844%, CME Term SOFR + 4.500%, 02/06/2031(A)	1,175,732	1,181,611
Taboola Inc., Tranche B Term Loan
9.458%, CME Term SOFR + 4.000%, 09/01/2028(A)	759,999	759,999
		3,578,762

BANK LOAN OBLIGATIONS — (continued)
	Face Amount	Value
RETAIL STORES — 5.9%
Allied Universal Holdco LLC (f/k/a USAGM Holdco, LLC), Initial U.S. Dollar Term Loan, 1st Lien
9.183%, CME Term SOFR + 3.000%, 05/12/2028(A)	$747,321	$746,820
BCPE Empire Holdings, Inc., Amendment No. 5 Refinancing Term Loan, 1st Lien
9.344%, CME Term SOFR + 4.000%, 12/11/2028(A)	2,058,542	2,061,898
Chefs' Warehouse, Inc., The, 2022 Term Loan, 1st Lien
10.183%, CME Term SOFR + 3.500%, 08/23/2029(A)	351,221	351,512
Pet IQ, Term Loan, 1st Lien
9.714%, CME Term SOFR + 4.250%, 04/07/2028(A)	766,668	763,793
PetSmart LLC, Initial Term Loan, 1st Lien
9.183%, CME Term SOFR + 5.250%, 02/11/2028(A)	766,668	759,799
Upbound Group, Inc., Initial Term Loan (2021), 1st Lien
8.952%, CME Term SOFR + 3.250%, 02/17/2028(A)	726,547	727,455
Victoria's Secret & Co., Initial Term Loan, 1st Lien
8.888%, CME Term SOFR + 3.250%, 08/02/2028(A)	384,088	384,089
		5,795,366

RETAILERS (EXCEPT FOOD & DRUG) — 0.4%
Apro, LLC, Initial Term Loan
9.077%, CME Term SOFR + 3.750%, 07/09/2031(A)	405,000	406,012

SUMMIT BEHAVIORAL HEALTHCARE — 1.2%
Koppers Inc., Term Loan B
8.330%, CME Term SOFR + 3.000%, 04/10/2030(A)	1,173,187	1,180,519

SURFACE TRANSPORT — 0.4%
Kenan Advantage Group, Inc., The, U.S. Term B-3 Loan, 1st Lien
9.094%, CME Term SOFR + 3.750%, 01/25/2029(A)	379,921	380,111

TELECOMMUNICATIONS — 0.6%
Frontier Communications Holdings, LLC, Term Loan (First Lien)
8.763%, CME Term SOFR + 3.500%, 06/20/2031(A)	562,721	565,889

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
FLOATING RATE FUND
July 31, 2024 (Unaudited)

BANK LOAN OBLIGATIONS — (continued)
	Face Amount	Value
UTILITIES — 0.3%
Del Monte Foods, Inc., Initial Term Loan, 1st Lien
9.736%, CME Term SOFR + 6.000%, 05/16/2029(A)	$350,551	$262,914

TOTAL BANK LOAN OBLIGATIONS
(Cost $85,131,115)		85,217,555

CORPORATE OBLIGATIONS — 10.4%

COMMUNICATION SERVICES — 1.7%
CCO Holdings
4.750%, 03/01/2030 (D)	685,000	613,249
CSC Holdings
4.125%, 12/01/2030 (D)	1,580,000	1,093,927
		1,707,176

FINANCIALS — 2.9%
Acrisure
7.500%, 11/06/2030 (D)	320,000	324,774
Burford Capital Global Finance
9.250%, 07/01/2031 (D)	1,185,000	1,262,702
Ken Garff Automotive
4.875%, 09/15/2028 (D)	395,000	373,486
Rithm Capital
8.000%, 04/01/2029 (D)	880,000	872,332
		2,833,294

HEALTH CARE — 0.5%
Bausch Health
5.250%, 01/30/2030 (D)	790,000	398,950
Bausch Health Americas
8.500%, 01/31/2027 (D)	115,000	85,100
		484,050

INDUSTRIALS — 3.2%
AerCap Global Aviation Trust
6.500%, TSFR3M + 4.562%, 06/15/2045 (A)(D)	790,000	788,976
ILFC E-Capital Trust I
7.159%, TSFR3M + 1.812%, 12/21/2065 (A)(D)	1,343,000	1,114,776
ILFC E-Capital Trust II
7.409%, TSFR3M + 2.062%, 12/21/2065 (A)(D)	1,102,000	930,504
Waste Pro USA
5.500%, 02/15/2026 (D)	395,000	391,631
		3,225,887

MATERIALS — 2.1%
Ardagh Metal Packaging Finance USA
4.000%, 09/01/2029 (D)	500,000	424,678
Chemours
4.625%, 11/15/2029 (D)	1,185,000	1,037,917

CORPORATE OBLIGATIONS — (continued)
	Face Amount	Value
MATERIALS — (continued)
Graham Packaging
7.125%, 08/15/2028 (D)	$500,000	$487,358
TMS International
6.250%, 04/15/2029 (D)	115,000	106,756
		2,056,709

TOTAL CORPORATE OBLIGATIONS
(Cost $10,528,575)		10,307,116

ASSET-BACKED SECURITIES — 1.4%

OTHER ASSET-BACKED SECURITIES — 1.4%

Empower CLO, Ser 2023-2A, Cl D
10.701%, TSFR3M + 5.400%, 07/15/2036 (A)(D)	500,000	517,389
Katayma CLO II, Ser 2024-2A, Cl E
12.618%, TSFR3M + 7.330%, 04/20/2037 (A)(D)	500,000	505,398
PPM CLO 7, Ser 2024-7A, Cl E
12.071%, TSFR3M + 6.750%, 07/20/2037 (A)(D)	350,000	346,117
		1,368,904

TOTAL ASSET-BACKED SECURITIES
(Cost $1,345,034)		1,368,904

WARRANT — 0.0%
	Number of Warrants
Service King#(C)
Strike Price $–	2,554	–

TOTAL WARRANT
(Cost $—)		–

TOTAL INVESTMENTS— 98.1%
(Cost $97,004,724)		$96,893,575

Percentages are based on Net Assets of $98,790,639.
#	Expiration date not available.
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Unsettled bank loan. Interest rate may not be available.
(C)	Level 3 security in accordance with fair value hierarchy.

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
FLOATING RATE FUND
July 31, 2024 (Unaudited)

(D)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2024, the value of these securities amounted to $11,676,020, representing 11.8% of the Net Assets of the Fund.

Cl — Class
CLO — Collateralized Loan Obligation
CME — Chicago Mercantile Exchange LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
LP— Limited Partnership
Ltd. — Limited
Ser — Series
SOFR — Secured Overnight Financing Rate
SPX — Standard & Poor's 500 Index
TSFR3M — Term Secured Overnight Financing Rate 3 Months
USD — U.S. Dollar

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
INTERNATIONAL VALUE FUND
July 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.4%
	Shares	Value
AUSTRIA — 1.3%
Mondi	39,796	$778,075

CANADA — 4.0%
Enbridge	37,500	1,403,415
Suncor Energy	25,680	1,025,600
		2,429,015

CHINA — 1.8%
BOC Hong Kong Holdings	378,500	1,101,179

FINLAND — 3.8%
Fortum	62,847	966,399
Stora Enso, Cl R	56,433	705,476
Valmet	22,730	643,729
		2,315,604

FRANCE — 4.9%
Arkema	9,972	899,903
BNP Paribas	17,480	1,197,622
Thales	5,846	929,243
		3,026,768

GERMANY — 8.3%
BASF	26,615	1,239,121
Continental	15,908	975,223
Deutsche Post	21,513	959,600
GEA Group	22,445	991,071
Rheinmetall	1,726	940,078
		5,105,093

HONG KONG — 4.1%
AIA Group	104,400	698,317
CLP Holdings	124,500	1,068,537
Link REIT ‡	180,947	763,419
		2,530,273

ITALY — 5.9%
Azimut Holding	29,513	739,468
Enel	163,116	1,164,515
Saipem *	319,266	758,461
Snam	198,702	949,524
		3,611,968

JAPAN — 18.1%
Asahi Group Holdings	28,200	1,038,132
Komatsu	36,700	1,043,292
Makita	47,500	1,565,717
MINEBEA MITSUMI	48,400	1,164,230
Nabtesco	50,967	1,008,988
NSK	172,000	901,780
Olympus	67,900	1,172,232
Persol Holdings	453,500	777,800
Tosoh	54,600	742,742
TOTO	39,800	1,095,901
Welcia Holdings	43,900	587,956
		11,098,770

NETHERLANDS — 5.1%
Akzo Nobel	17,134	1,059,435
Euronext	10,357	1,047,125
Randstad	21,144	1,029,819
		3,136,379

NORWAY — 3.5%
Aker BP	50,089	1,212,866
Equinor	35,683	944,893
		2,157,759

SINGAPORE — 2.3%
United Overseas Bank	57,400	1,391,874

COMMON STOCK — (continued)
	Shares	Value
SOUTH AFRICA — 1.0%
Sibanye Stillwater	560,988	$640,587

SOUTH KOREA — 1.4%
SK Hynix	6,059	869,003

SWEDEN — 6.8%
Boliden	30,371	928,825
Electrolux, Cl B *	84,751	754,912
Elekta, Cl B	115,126	722,774
Getinge, Cl B	50,517	986,489
SKF, Cl B	41,245	766,780
		4,159,780

SWITZERLAND — 3.6%
Barry Callebaut	431	693,484
Julius Baer Group	28,253	1,546,220
		2,239,704

UNITED KINGDOM — 16.1%
Associated British Foods PLC	29,561	943,739
BAE Systems PLC	49,980	833,569
Centrica PLC	445,351	759,310
CK Hutchison Holdings PLC	197,500	1,031,762
Entain PLC	59,623	438,145
Legal & General Group PLC	316,619	944,353
M&G PLC	304,908	832,593
Persimmon PLC	56,975	1,161,845
Smith & Nephew PLC	83,941	1,209,823
St. James's Place PLC	106,091	934,528
Standard Chartered PLC	79,139	781,755
		9,871,422

UNITED STATES — 2.4%
Sanofi	14,395	1,484,019

TOTAL COMMON STOCK
(Cost $55,729,018)		57,947,272

PREFERRED STOCK — 4.4%

GERMANY — 4.4%
Dr Ing hc F Porsche (A)	14,148	1,065,355
Henkel & KGaA (A)	19,227	1,644,715

TOTAL PREFERRED STOCK
(Cost $2,722,046)		2,710,070

TOTAL INVESTMENTS— 98.8%
(Cost $58,451,064)		$60,657,342

Percentages are based on Net Assets of $61,380,722.
*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	There is currently no rate available.

Cl — Class
PLC — Public Limited Company

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
TOTAL RETURN BOND FUND
July 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
MORTGAGE-BACKED SECURITIES — 47.9%
	Face Amount	Value
AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 0.5%
GNMA, Ser 2023-111, Cl PH
5.000%, 05/20/2053	$665,088	$664,802
Seasoned Loans Structured Transaction Trust, Ser 2020-3, Cl A1C
2.000%, 11/25/2030	124,318	112,171
		776,973
AGENCY MORTGAGE BACKED SECURITIES — 46.0%
FHLMC
6.000%, 03/01/2053 to 04/01/2054	6,636,972	6,765,190
5.500%, 09/01/2053 to 04/01/2054	4,502,667	4,521,110
5.000%, 11/01/2052	3,093,567	3,050,514
4.500%, 05/01/2053	2,130,876	2,054,941
4.000%, 06/01/2042 to 04/01/2048	1,326,402	1,266,293
3.500%, 09/01/2028 to 01/01/2048	464,534	435,062
3.000%, 11/01/2032 to 04/01/2047	389,676	348,298
2.500%, 06/01/2035 to 05/01/2052	2,417,837	2,112,686
2.000%, 09/01/2050 to 03/01/2052	2,067,877	1,673,667
FNMA
6.500%, 06/01/2054	688,267	710,785
6.000%, 01/01/2054	1,665,618	1,695,703
5.500%, 12/01/2035 to 02/01/2054	4,401,976	4,415,857
5.000%, 05/01/2040 to 06/01/2053	4,132,069	4,092,422
4.500%, 04/01/2034 to 06/01/2053	3,325,340	3,241,480
4.000%, 07/01/2045 to 06/01/2052	1,482,522	1,401,725
3.500%, 06/01/2037 to 05/01/2052	2,452,315	2,264,784
3.000%, 10/01/2034 to 07/01/2052	5,555,954	4,915,648
2.500%, 11/01/2041 to 02/01/2052	11,351,798	9,653,111
2.000%, 11/01/2035 to 01/01/2052	7,208,551	5,903,491
GNMA
5.500%, 07/20/2053	2,611,146	2,619,410
5.000%, 10/15/2039 to 04/20/2053	2,754,356	2,727,927
4.500%, 02/20/2050 to 09/20/2052	784,762	761,770
4.000%, 12/20/2047 to 03/20/2052	1,729,826	1,634,363
3.500%, 09/15/2041 to 01/20/2052	364,149	338,339
3.000%, 06/20/2051 to 06/20/2053	6,488,020	5,795,604
2.500%, 04/20/2050 to 04/20/2052	2,903,779	2,499,155
		76,899,335

MORTGAGE-BACKED SECURITIES — (continued)
	Face Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.4%
BX Commercial Mortgage Trust, Ser VOLT, Cl A
6.143%, TSFR1M + 0.814%, 09/15/2036 (A)(B)	$550,000	$542,094
Cold Storage Trust, Ser ICE5, Cl A
6.343%, TSFR1M + 1.014%, 11/15/2037 (A)(B)	398,111	396,867
NRTH 2024-PARK Mortgage Trust, Ser PARK, Cl A
6.970%, TSFR1M + 1.641%, 03/15/2039 (A)(B)	1,450,000	1,443,656

		2,382,617
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $79,436,937)		80,058,925

CORPORATE OBLIGATIONS — 38.6%

COMMUNICATION SERVICES — 5.4%
AT&T
3.800%, 12/01/2057	500,000	359,642
3.650%, 09/15/2059	935,000	646,145
Charter Communications Operating
6.550%, 06/01/2034	1,100,000	1,128,308
6.484%, 10/23/2045	1,886,000	1,784,234
5.750%, 04/01/2048	370,000	319,662
Paramount Global
4.600%, 01/15/2045	3,000,000	2,083,794
Rogers Communications
4.300%, 02/15/2048	1,058,000	859,639
Warnermedia Holdings
5.391%, 03/15/2062	1,130,000	842,687
5.050%, 03/15/2042	1,185,000	934,827
		8,958,938

CONSUMER DISCRETIONARY — 4.4%
BAT Capital
4.540%, 08/15/2047	1,395,000	1,118,164
Bayer US Finance
6.500%, 11/21/2033 (A)	1,155,000	1,212,994
6.125%, 11/21/2026 (A)	585,000	596,521
Bayer US Finance II
4.250%, 12/15/2025 (A)	645,000	635,242
3.950%, 04/15/2045 (A)	1,770,000	1,282,779
Ford Motor Credit
5.125%, 06/16/2025	460,000	457,773
4.134%, 08/04/2025	460,000	453,667
3.375%, 11/13/2025	405,000	394,895
Nissan Motor
4.810%, 09/17/2030 (A)	400,000	376,807

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
TOTAL RETURN BOND FUND
July 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — (continued)
	Face Amount	Value
CONSUMER DISCRETIONARY — (continued)
Whirlpool MTN
5.150%, 03/01/2043	$900,000	$805,482
		7,334,324

CONSUMER STAPLES — 0.9%
Reynolds American
5.700%, 08/15/2035	1,440,000	1,455,300

ENERGY — 3.5%
BP Capital Markets
6.450%, H15T5Y + 2.153%(B)(C)	1,080,000	1,114,603
Enbridge
7.375%, H15T5Y + 3.122%, 03/15/2055 (B)	2,105,000	2,132,997
7.200%, H15T5Y + 2.970%, 06/27/2054 (B)	850,000	865,040
Energy Transfer
8.000%, H15T5Y + 4.020%, 05/15/2054 (B)	500,000	532,299
7.500%, 07/01/2038	280,000	326,911
6.000%, 06/15/2048	745,000	740,295
Kinder Morgan Energy Partners
5.400%, 09/01/2044	75,000	70,465
ONEOK Partners
6.850%, 10/15/2037	110,000	121,967
		5,904,577

FINANCIALS — 11.0%
Bank of America
2.482%, H15T5Y + 1.200%, 09/21/2036 (B)	920,000	754,922
Barclays PLC
9.625%, USISSO05 + 5.775%(B)(C)	2,000,000	2,184,204
BPCE
6.508%, H15T1Y + 2.791%, 01/18/2035 (A)(B)	1,735,000	1,789,561
Citigroup
1.281%, SOFRRATE + 0.528%, 11/03/2025 (B)	225,000	222,510
Deutsche Bank NY
3.035%, SOFRRATE + 1.718%, 05/28/2032 (B)	315,000	271,618
Fairfax Financial Holdings
6.350%, 03/22/2054 (A)	1,015,000	1,044,019
Fidelity National Financial
3.200%, 09/17/2051	155,000	98,061
Intesa Sanpaolo
7.778%, H15T1Y + 3.900%, 06/20/2054 (A)(B)	610,000	655,259
6.625%, 06/20/2033 (A)	1,435,000	1,519,980
4.198%, H15T1Y + 2.600%, 06/01/2032 (A)(B)	460,000	398,264
JPMorgan Chase
1.561%, SOFRRATE + 0.605%, 12/10/2025 (B)	345,000	340,217

CORPORATE OBLIGATIONS — (continued)
	Face Amount	Value
FINANCIALS — (continued)
Macquarie Group MTN
2.871%, SOFRRATE + 1.532%, 01/14/2033 (A)(B)	$965,000	$815,843
Markel Group
5.000%, 05/20/2049	765,000	687,885
3.450%, 05/07/2052	915,000	624,901
Mitsubishi UFJ Financial Group
2.193%, 02/25/2025	315,000	309,399
Moody's
2.550%, 08/18/2060	75,000	40,885
Morgan Stanley
2.484%, SOFRRATE + 1.360%, 09/16/2036 (B)	185,000	150,020
Morgan Stanley MTN
0.864%, SOFRRATE + 0.745%, 10/21/2025 (B)	610,000	603,571
NatWest Group
3.754%, H15T5Y + 2.100%, 11/01/2029 (B)	1,695,000	1,685,489
Societe Generale MTN
7.367%, 01/10/2053 (A)	510,000	516,638
State Street
2.354%, SOFRRATE + 0.940%, 11/01/2025 (B)	495,000	491,301
UBS Group
9.250%, H15T5Y + 4.745%(A)(B)(C)	1,000,000	1,088,720
9.250%, H15T5Y + 4.758%(A)(B)(C)	1,000,000	1,131,655
7.750%, USISSO05 + 4.160%(A)(B)(C)	1,000,000	1,027,886
		18,452,808

INDUSTRIALS — 2.1%
AerCap Ireland Capital DAC
6.950%, H15T5Y + 2.720%, 03/10/2055 (B)	1,675,000	1,693,764
3.400%, 10/29/2033	665,000	574,063
3.300%, 01/30/2032	1,230,000	1,082,772
American Airlines 2019-1 Class AA Pass Through Trust
3.150%, 02/15/2032	78,300	71,638
Quanta Services
3.050%, 10/01/2041	150,000	108,799
		3,531,036

INFORMATION TECHNOLOGY — 0.3%
Dell International
3.450%, 12/15/2051	60,000	41,892
Sprint Capital
8.750%, 03/15/2032	400,000	486,368
		528,260

MATERIALS — 0.1%
EIDP
1.700%, 07/15/2025	150,000	145,142

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
TOTAL RETURN BOND FUND
July 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — (continued)
	Face Amount	Value
REAL ESTATE — 0.2%
Alexandria Real Estate Equities
3.550%, 03/15/2052	$350,000	$242,286

UTILITIES — 10.7%
Appalachian Power
4.500%, 03/01/2049	1,550,000	1,266,204
Arizona Public Service
2.650%, 09/15/2050	90,000	54,236
Consumers Energy
2.500%, 05/01/2060	67,000	38,522
DTE Energy
1.050%, 06/01/2025	620,000	598,305
Duke Energy
5.800%, 06/15/2054	710,000	710,312
Duke Energy Carolinas
6.050%, 04/15/2038	355,000	380,660
6.000%, 01/15/2038	125,000	134,173
3.200%, 08/15/2049	305,000	212,082
Duke Energy Progress
4.200%, 08/15/2045	225,000	187,790
4.150%, 12/01/2044	465,000	385,616
Duke Energy Progress NC Storm Funding
2.387%, 07/01/2037	1,135,000	935,192
Electricite de France
6.900%, 05/23/2053 (A)	510,000	568,281
6.000%, 04/22/2064 (A)	535,000	519,170
5.000%, 09/21/2048 (A)	1,215,000	1,094,353
4.750%, 10/13/2035 (A)	670,000	636,120
Entergy
2.800%, 06/15/2030	295,000	264,180
Entergy Arkansas
3.350%, 06/15/2052	145,000	100,255
Entergy Louisiana
5.350%, 03/15/2034	785,000	800,104
4.000%, 03/15/2033	380,000	350,272
Florida Power & Light
3.950%, 03/01/2048	125,000	101,820
Kentucky Utilities
3.300%, 06/01/2050	160,000	112,199
MidAmerican Energy
3.650%, 08/01/2048	290,000	223,237
National Fuel Gas
3.950%, 09/15/2027	135,000	130,668
2.950%, 03/01/2031	680,000	584,722
National Grid
5.809%, 06/12/2033	1,755,000	1,810,290
National Rural Utilities Cooperative Finance
5.450%, 10/30/2025	195,000	196,260
National Rural Utilities Cooperative Finance MTN
1.000%, 10/18/2024	360,000	356,270
NiSource
5.250%, 03/30/2028	825,000	836,572
Pacific Gas and Electric
5.550%, 05/15/2029	275,000	280,890

CORPORATE OBLIGATIONS — (continued)
	Face Amount	Value
UTILITIES — (continued)
PacifiCorp
5.500%, 05/15/2054	$1,110,000	$1,054,347
5.350%, 12/01/2053	570,000	529,772
4.150%, 02/15/2050	890,000	699,201
Sempra
3.300%, 04/01/2025	630,000	620,917
Sempra Infrastructure Partners
3.250%, 01/15/2032 (A)	420,000	354,863
Vistra Operations
5.125%, 05/13/2025 (A)	805,000	800,958
		17,928,813

TOTAL CORPORATE OBLIGATIONS
(Cost $62,493,819)		64,481,484

ASSET-BACKED SECURITIES — 5.5%

AUTOMOTIVE — 3.7%

Ally Auto Receivables Trust, Ser 2022-1, Cl A3
3.310%, 11/15/2026	88,685	87,829
AmeriCredit Automobile Receivables Trust, Ser 2022-2, Cl A3
4.380%, 04/18/2028	196,715	195,617
Americredit Automobile Receivables Trust, Ser 2023-1, Cl A2A
5.840%, 10/19/2026	104,167	104,191
AmeriCredit Automobile Receivables Trust, Ser 2024-1, Cl A2A
5.750%, 02/18/2028	1,630,000	1,632,112
BMW Vehicle Lease Trust, Ser 2023-2, Cl A3
5.990%, 09/25/2026	940,000	946,493
BMW Vehicle Owner Trust, Ser 2022-A, Cl A3
3.210%, 08/25/2026	45,684	45,174
Fifth Third Auto Trust, Ser 2023-1, Cl A2A
5.800%, 11/16/2026	120,155	120,284
Ford Credit Auto Owner Trust, Ser 2021-2, Cl A
1.530%, 05/15/2034 (A)	205,000	190,775
Ford Credit Auto Owner Trust, Ser 2023-A, Cl A3
4.650%, 02/15/2028	260,000	259,011
GM Financial Automobile Leasing Trust, Ser 2024-1, Cl A3
5.090%, 03/22/2027	860,000	861,282
GM Financial Revolving Receivables Trust, Ser 2021-1, Cl A
1.170%, 06/12/2034 (A)	155,000	143,719

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
TOTAL RETURN BOND FUND
July 31, 2024 (Unaudited)

ASSET-BACKED SECURITIES — (continued)
	Face Amount	Value
AUTOMOTIVE — (continued)
Honda Auto Receivables Owner Trust, Ser 2022-1, Cl A3
1.880%, 05/15/2026	$356,985	$350,451
Honda Auto Receivables Owner Trust, Ser 2023-2, Cl A3
4.930%, 11/15/2027	270,000	269,940
Mercedes-Benz Auto Lease Trust, Ser 2024-A, Cl A2A
5.440%, 02/16/2027	530,000	531,618
Toyota Auto Loan Extended Note Trust, Ser 2020-1A, Cl A
1.350%, 05/25/2033 (A)	215,000	208,292
Toyota Auto Loan Extended Note Trust, Ser 2023-1A, Cl A
4.930%, 06/25/2036 (A)	100,000	101,235
Toyota Auto Receivables Owner Trust, Ser 2022-A, Cl A3
1.230%, 06/15/2026	59,511	58,448
Volkswagen Auto Loan Enhanced Trust, Ser 2021-1, Cl A3
1.020%, 06/22/2026	49,315	48,540
		6,155,011

OTHER ASSET-BACKED SECURITIES — 1.8%
CNH Equipment Trust, Ser 2021-A, Cl A3
0.400%, 12/15/2025	22,537	22,372
CNH Equipment Trust, Ser 2023-A, Cl A3
4.810%, 08/15/2028	235,000	234,716
CNH Equipment Trust, Ser 2024-B, Cl A2A
5.420%, 10/15/2027	325,000	326,011
John Deere Owner Trust, Ser 2022-A, Cl A3
2.320%, 09/15/2026	138,856	136,577
John Deere Owner Trust, Ser 2022-B, Cl A3
3.740%, 02/16/2027	180,445	178,397
John Deere Owner Trust, Ser 2024-B, Cl A2A
5.420%, 05/17/2027	1,625,000	1,632,702
New Economy Assets Phase 1 Sponsor, Ser 2021-1, Cl A1
1.910%, 10/20/2061 (A)	235,000	212,782
Taco Bell Funding, Ser 2021-1A, Cl A2II
2.294%, 08/25/2051 (A)	176,850	156,026
Wendy's Funding, Ser 2021-1A, Cl A2I
2.370%, 06/15/2051 (A)	174,551	154,033
		3,053,616

TOTAL ASSET-BACKED SECURITIES
(Cost $9,193,083)		9,208,627

U.S. TREASURY OBLIGATIONS — 4.7%
	Face Amount	Value
U.S. Treasury Notes
4.875%, 04/30/2026	$2,730,000	$2,752,715
4.625%, 04/30/2029	3,235,000	3,330,028
4.625%, 04/30/2031	1,275,000	1,324,406
4.500%, 11/30/2024	465,000	463,892
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $7,743,639)		7,871,041

SOVEREIGN BONDS — 2.8%

ISRAEL — 1.0%
Israel Government International Bond
5.500%, 03/12/2034	1,435,000	1,400,890
5.375%, 03/12/2029	360,000	358,643
		1,759,533

MEXICO — 1.8%
Mexico Government International Bond
4.280%, 08/14/2041	1,765,000	1,399,143
3.771%, 05/24/2061	2,545,000	1,598,524
		2,997,667

TOTAL SOVEREIGN BONDS
(Cost $4,778,228)		4,757,200

TOTAL INVESTMENTS— 99.5%
(Cost $163,645,706)		$166,377,277

Percentages are based on Net Assets of $167,269,583.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2024, the value of these securities amounted to $21,615,392, representing 12.9% of the Net Assets of the Fund.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	Perpetual security with no stated maturity date.

Cl — Class
DAC — Designated Activity Company
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
H15T1Y — U.S. Treasury Yield Curve Rate T Note Constant Maturity 1 Year
H15T5Y — U.S. Treasury Yield Curve Rate T Note Constant Maturity 5 Year
MTN — Medium Term Note
PLC — Public Limited Company
Ser — Series
SOFRRATE —Secured Overnight Financing Rate
TSFR1M — Term Secured Overnight Financing Rate 1 Month
USISSO05 — 5-Year SOFR SWAP Rate

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
US VALUE OPPORTUNITIES FUND
July 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.8%
	Shares	Value
COMMUNICATION SERVICES — 5.7%
Alphabet, Cl C	10,875	$1,883,006
Comcast, Cl A	27,542	1,136,658
Electronic Arts	9,982	1,506,683
T-Mobile US	7,127	1,299,110
		5,825,457
CONSUMER DISCRETIONARY — 10.1%
Aptiv PLC *	16,065	1,114,750
Aramark	30,798	1,055,448
Carnival *	96,348	1,605,157
Las Vegas Sands	29,720	1,178,992
Lithia Motors, Cl A	2,993	827,056
SharkNinja	18,680	1,435,558
Six Flags Entertainment	21,803	1,038,494
United Parks & Resorts *	23,052	1,213,688
Wynn Resorts	10,440	864,641
		10,333,784
CONSUMER STAPLES — 3.1%
Keurig Dr Pepper	48,579	1,665,288
Philip Morris International	13,266	1,527,713
		3,193,001
ENERGY — 8.3%
Enbridge	40,230	1,505,407
Exxon Mobil	15,086	1,789,029
Halliburton	34,287	1,189,073
Hess	9,721	1,491,396
Phillips 66	10,013	1,456,691
Plains GP Holdings, Cl A	57,140	1,091,374
		8,522,970
FINANCIALS — 16.9%
Allstate	8,225	1,407,462
American Express	4,584	1,159,935
American International Group	17,887	1,417,187
Axis Capital Holdings	15,077	1,142,083
Bank of America	38,396	1,547,743
Berkshire Hathaway, Cl B *	3,304	1,448,804
Chubb	4,775	1,316,276
Fidelity National Information Services	21,389	1,643,317
Jefferies Financial Group	35,887	2,098,313
M&T Bank	6,644	1,143,898
Wells Fargo	24,880	1,476,379
Willis Towers Watson PLC	5,620	1,586,414
		17,387,811
HEALTH CARE — 8.5%
Avantor *	59,809	1,599,891
Elevance Health	2,428	1,291,769
Medtronic PLC	13,083	1,050,826
Merck	10,542	1,192,616
Sanofi ADR	30,050	1,556,890
Smith & Nephew ADR	31,870	917,219
UnitedHealth Group	1,985	1,143,678
		8,752,889
INDUSTRIALS — 15.8%
AECOM	14,052	1,273,252

COMMON STOCK — (continued)
	Shares	Value
INDUSTRIALS — (continued)
AerCap Holdings	19,462	$1,828,455
BWX Technologies	19,447	1,934,782
CACI International, Cl A *	3,483	1,607,335
Jacobs Solutions	10,570	1,546,919
JB Hunt Transport Services	5,833	1,009,984
Johnson Controls International	20,731	1,483,096
MDU Resources Group	63,175	1,701,935
Stanley Black & Decker	8,841	933,786
U-Haul Holding, Cl B	15,174	967,039
Vertiv Holdings, Cl A	25,049	1,971,356
		16,257,939
INFORMATION TECHNOLOGY — 10.1%
Broadcom	12,350	1,984,398
Ciena *	20,994	1,107,224
Cognizant Technology Solutions, Cl A	17,614	1,333,028
Littelfuse	1,922	513,385
Microchip Technology	15,737	1,397,131
Oracle	15,476	2,158,128
QUALCOMM	10,595	1,917,165
		10,410,459
MATERIALS — 9.2%
Air Products and Chemicals	6,124	1,615,817
Axalta Coating Systems *	44,555	1,588,386
CRH	29,931	2,565,087
DuPont de Nemours	6,109	511,323
Element Solutions	54,823	1,477,480
Knife River *	21,386	1,700,595
		9,458,688
REAL ESTATE — 6.6%
CubeSmart ‡	28,174	1,340,519
Mid-America Apartment Communities ‡	7,338	1,025,632
Prologis ‡	8,925	1,124,996
Public Storage ‡	4,069	1,204,099
SBA Communications, Cl A ‡	2,309	506,918
VICI Properties, Cl A ‡	50,343	1,573,722
		6,775,886
UTILITIES — 4.5%
CenterPoint Energy	49,723	1,379,813
Entergy	13,297	1,542,053
Pinnacle West Capital	19,220	1,645,040
		4,566,906
TOTAL COMMON STOCK
(Cost $74,174,142)		101,485,790

TOTAL INVESTMENTS— 98.8%
(Cost $74,174,142)		$101,485,790

Percentages are based on Net Assets of $102,681,961.
*	Non-income producing security.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt
Cl — Class
PLC — Public Limited Company

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
US VALUE OPPORTUNITIES FUND
July 31, 2024 (Unaudited)

PBH-QH-001- 0600